Contingent liabilities and commitments (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Provisions	£ 2,764	£ 2,652
Provisions held against contingent liabilities and commitments [member]
Disclosure of contingent liabilities [line items]
Provisions	£ 322	£ 271